Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 876,036	¥ 5,105,225
Other		262,040	148,518
Total		3,397,329	7,566,771
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	2,218,111	2,266,360
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	41,142	46,668
Total		¥ 187,852	¥ 53,668

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥1,775,860 million and ¥490,500 million, respectively, at March 31, 2022, and ¥1,782,111 million and ¥436,000 million, respectively, at March 31, 2023.